John Hancock U.S. Growth Fund Expense Example, No Redemption - Class A C I R2 R4 R6 [Member] - John Hancock U.S. Growth Fund - Class C	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 172
Expense Example, No Redemption, 3 Years	535
Expense Example, No Redemption, 5 Years	922
Expense Example, No Redemption, 10 Years	$ 1,809